Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of Determining the Numerator of Basic EPS

	2023	2022	2021

Net income (loss) attributable to controlling shareholders	1,592,065	(519,417)	(1,358,813)
Numerator of basic EPS	1,592,065	(519,417)	(1,358,813)
In determining the numerator of diluted EPS, earnings attributable to the Group is allocated as follows:

	2023	2022	2021

Numerator of basic EPS	1,592,065	(519,417)	(1,358,813)
Adjustments for expenses (revenues) related to potential common shares included in the net income attributable to controlling shareholders(a)	(79,062)	—	—
Numerator of diluted EPS	1,513,003	(519,417)	(1,358,813)
The following table contains the earnings (loss) per share of the Group for the years ended December 31, 2023, 2022 and 2021 (in thousands except share and per share amounts):

	2023	2022	2021

Numerator of basic EPS	1,592,065	(519,417)	(1,358,813)

Weighted average number of outstanding shares	312,574,647	311,880,008	308,905,398
Weighted average number of contingently issuable shares with conditions satisfied	12,941	—	—
Denominator of basic EPS	312,587,588	311,880,008	308,905,398

Basic earnings (loss) per share - R$	5.09	(1.67)	(4.40)

Numerator of diluted EPS	1,513,003	(519,417)	(1,358,813)

Denominator of basic EPS	312,587,588	311,880,008	308,905,398
Share-based instruments(a) (Note 16.3.1)	6,679,569	—	—
Denominator of diluted EPS	319,267,157	311,880,008	308,905,398

Diluted earnings (loss) per share - R$	4.74	(1.67)	(4.40)

(a)Including share-based compensation, contingent consideration and non-compete agreement with founders of Linx. Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding, considering potentially convertible instruments. However, due to the loss for the years ended December 31, 2022 and 2021, these instruments issued have a non-diluting effect, therefore, they were not considered in the total number of outstanding shares to determine the diluted loss per share.

Schedule of Detail of potentially issuable common shares for purposes of Diluted EPS

2023

Shares issuable under share-based payment plans for which performance conditions have already been met	13,578,978
Total weighted average shares that could have been purchased: compensation expense to be recognized in future periods divided by the weighted average market price of Company’s shares	(8,944,168)
Other total weighted average shares potentially issuable for no additional consideration	2,044,759
Share-based instruments	6,679,569